Business Acquisition - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Business acquisition, consideration paid in cash		$ 128,953
Business Acquisition, Transaction Costs	[1]		$ 2,972
Business Acquisition, Contributed Revenues			1,479
Business Acquisition, Contributed Losses			1,470
Exact Earth Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Business Acquisition Market Share Price		$ 4.27
Nonrecurring adjustments acquisition costs				$ 4,733
Exact Earth Acquisition [Member] | Cash [Member]
Business Acquisition [Line Items]
Business Acquisition Market Share Price		$ 1.95505
Exact Earth Acquisition [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs			$ 4,733
Common Class A | Exact Earth Acquisition [Member]
Business Acquisition [Line Items]
Business acquisition share exchange ratio		0.10%
Pro Forma [Member] | Exact Earth Acquisition [Member]
Business Acquisition [Line Items]
Replacement Awards for Stock Options				$ 2,972

[1]	$2,972 was treated as post-combination expense in connection with the replacement of exactEarth’s outstanding equity awards. This amount has been reflected in the Consolidated Statement of Operations for the year ended December 31, 2021.